ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020
MGM profit share buyout	$—	$20,000
Accrued payroll and vacation	5,696	4,860
Minimum guarantee liability	5,200	—
Other accruals	4,703	4,229
Total accrued liabilities	$15,599	$29,089